Significant accounting policies - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Apr. 14, 2016	Dec. 31, 2015	Jul. 03, 2013
Disclosure of significant accounting policies [line items]
Property lease additional terms	5 years
Big4 capital expenditure as percentage of consolidated capital expenditure	64.00%
Borrowings interest rate	6.00%	6.00%		6.00%
Current lease commitments	€ 361
Senior secured notes 6.00% due 2020 [member]
Disclosure of significant accounting policies [line items]
Borrowings interest rate	6.00%		6.00%		6.00%
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Target secured term of property lease contracts	20 years
Target initial lease term	10 years
Bottom of range [member] | Capitalised development expenditure [member]
Disclosure of significant accounting policies [line items]
Big4 capital expenditure as percentage of consolidated capital expenditure	68.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Target secured term of property lease contracts	25 years
Target initial lease term	15 years
Top of range [member] | Capitalised development expenditure [member]
Disclosure of significant accounting policies [line items]
Big4 capital expenditure as percentage of consolidated capital expenditure	70.00%